Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		$ 19,588	$ 25,352
Costs		37,443	37,247
Accumulated depreciation		(12,091)	(17,659)
Assets incorporated by business combination		22	1,845	[1]
Impairment		(129)	(11,336)
Currency translation adjustment		(582)	6,186
Transfers to trading properties			(26)
Additions		2,614	1,173
Disposals		(43)
Depreciation charge	[2]	(3,266)	(3,606)
Balance at period end		18,204	19,588
Goodwill business [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		4,971	5,730
Costs		5,730	4,971
Accumulated depreciation
Assets incorporated by business combination			1,819	[1]
Impairment		(129)	(4,207)
Currency translation adjustment		(132)	1,627
Transfers to trading properties
Additions			2
Disposals
Depreciation charge	[2]
Balance at period end		4,710	4,971
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		4,787	7,962
Costs		8,127	5,083
Accumulated depreciation		(165)	(296)
Assets incorporated by business combination				[1]
Impairment			(5,445)
Currency translation adjustment		(140)	2,349
Transfers to trading properties
Additions
Disposals
Depreciation charge	[2]	(87)	(79)
Balance at period end		4,560	4,787
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		1,830	1,595
Costs		2,018	6,800
Accumulated depreciation		(423)	(4,970)
Assets incorporated by business combination				[1]
Impairment
Currency translation adjustment		(68)	386
Transfers to trading properties
Additions
Depreciation charge	[2]	(151)	(151)
Balance at period end		1,611	1,830
Customer relations [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		3,580	5,160
Costs		9,558	10,774
Accumulated depreciation		(4,398)	(7,194)
Assets incorporated by business combination				[1]
Impairment			(709)
Currency translation adjustment		(218)	815
Transfers to trading properties
Additions		11	5
Depreciation charge	[2]	(1,168)	(1,691)
Balance at period end		2,205	3,580
Information systems and software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,618	2,634
Costs		8,172	4,894
Accumulated depreciation		(5,538)	(2,276)
Assets incorporated by business combination		22		[1]
Impairment			(798)
Currency translation adjustment		(61)	734
Transfers to trading properties		2	2
Additions		1,071	1,006
Disposals		(43)
Depreciation charge	[2]	(913)	(960)
Balance at period end		2,696	2,618
Contracts and others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning	[3],[4]	1,802	2,271
Costs		3,838	4,725
Accumulated depreciation		(1,567)	(2,923)
Assets incorporated by business combination			26	[1]
Impairment			(177)
Currency translation adjustment	[3],[4]	37	275
Transfers to trading properties		(2)	(28)	[3],[4]
Additions	[3],[4]	1,532	160
Disposals
Depreciation charge	[2],[3],[4]	(947)	(725)
Balance at period end	[3],[4]	$ 2,422	$ 1,802

[1]	Amortization charge was recognized in the amount of Ps. 736 and Ps. 776 under "Costs", in the amount of Ps. 1,585 and Ps. 880 under "General and administrative expenses" and Ps. 1,566 and Ps. 1,578 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 26). In addition, a charge of Ps.370 was recognized under "Discontinued operations" as of June 30, 2018.
[2]	Amortization charge was recognized in the amount of Ps. 489 and Ps. 488 under "Costs", in the amount of Ps. 399 and Ps. 339 under "General and administrative expenses" and Ps. 880 and Ps. 1,231 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 26). In addition, a charge of Ps. 238 and Ps. 31 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively
[3]	Includes "Rights of use". Corresponds to Distrito Arcos.
[4]	Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction, which suspended the works, to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the "barter agreement" dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.